Special Cash Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Special Cash Dividends [Line Items]
Dividends	$ 10.9
O2024Q2 Dividends [Member]
Special Cash Dividends [Line Items]
Declared dividend	2024-10
Dividend declared (in Dollars per share)	$ 0.067
O2024Q2 Dividends [Member] | ADS [Member]
Special Cash Dividends [Line Items]
Dividend declared (in Dollars per share)	$ 0.201